Schedule of Reconciliation of Unrecognized Tax Benefit (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Opening balance	$ 272	$ 97
Increases related to prior year tax positions		10
Decrease related to prior year tax positions	(5)
Increases related to current year tax positions	55	165
Closing balance	$ 322	$ 272